Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

Note 7—Property and Equipment

As of December 31, 2011 and 2010, property and equipment consisted of the following:

	December 31, 2011	December 31, 2010
Lab equipment	$402,192	$18,685
Computer equipment and software	137,251	10,989
Leasehold improvements	298,781	—
Construction-in-process	761,555	—

	1,599,779	29,674
Less: Accumulated depreciation	(165,841)	(8,085)

Property and equipment, net	$1,433,938	$21,589

Depreciation expense was $157,756 and $8,085 for the year ending December 31, 2011 and 2010, respectively.